CONTINGENT LIABILITIES (Sao Paulo State Revenue Services) (Details)			0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 13, 2010 Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Sao Paulo State Revenue Services [Member] BRL	Dec. 31, 2013 Sao Paulo State Revenue Services [Member] USD ($)	Dec. 31, 2013 Sao Paulo State Revenue Services [Member] ILS	Dec. 31, 2012 Unsettled [Member] USD ($)
Contingent Liabilities, Liens and Guarantees [Line Items]
Possible state value added tax rate			25.00%	25.00%
Income tax deficiency notice, amount			$ 22,100,000	36,499,984
Tax deficiency, penalties			40,000,000	66,143,446
Tax deficiency, interest			18,200,000	30,282,420
Aggregate sum claimed pursuant to tax deficiency					85,500,000	200,190,095
Legal fees	5,000,000	5,800,000					5,000,000
Amount of possible loss					$ 85,500,000